Average Annual Total Returns{- Fidelity® Large Cap Core Enhanced Index Fund} - 08.31 Fidelity Enhanced Index Funds Combo PRO-14 - Fidelity® Large Cap Core Enhanced Index Fund	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default Return Before Taxes Past 10 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions Past 10 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 1 year	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 5 years	Fidelity Large Cap Core Enhanced Index Fund-Default After Taxes on Distributions and Sales Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years
Total	18.05%	14.46%	13.61%	17.38%	13.51%	12.16%	11.10%	11.41%	10.78%	18.40%	15.22%	13.88%